Material Accounting Policies - Summary of Average Exchange Rate (Detail)	12 Months Ended
	Dec. 31, 2024 $ / $	Dec. 31, 2023	Dec. 31, 2022
Disclosure of foreign exchange rates [line items]
Exchange rate	20.8557
Mexican peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	1.00	1.00	1.00
Exchange rate	1.00	1.00
Quetzal
Disclosure of foreign exchange rates [line items]
Average exchange rate	2.36	2.27	2.60
Exchange rate	2.63	2.16
Colon
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.04	0.03	0.03
Exchange rate	0.04	0.03
Balboa
Disclosure of foreign exchange rates [line items]
Average exchange rate	18.30	17.77	20.13
Exchange rate	20.27	16.89
Colombian peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.005	0.004	0.005
Exchange rate	0.005	0.004
Cordoba
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.50	0.49	0.56
Exchange rate	0.55	0.46
Argentine peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.02	0.07	0.16
Exchange rate	0.02	0.02
Real
Disclosure of foreign exchange rates [line items]
Average exchange rate	3.39	3.56	3.90
Exchange rate	3.27	3.49
Uruguayan peso
Disclosure of foreign exchange rates [line items]
Average exchange rate	0.45	0.46	0.49
Exchange rate	0.46	0.43